Basis of Presentation and Summary of Significant Accounting Policies - Other Narrative (FY) (Details) $ / shares in Units, $ in Thousands			3 Months Ended		4 Months Ended	12 Months Ended
	Apr. 13, 2023 USD ($)	Aug. 05, 2022 USD ($) shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Apr. 18, 2023 shares	Dec. 31, 2022 USD ($) segment $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Feb. 13, 2023 USD ($)	Oct. 26, 2022 USD ($)	Jun. 16, 2022 USD ($) $ / shares	Mar. 03, 2022 USD ($)
Accounting Policies [Line Items]
Number of board members | segment						7
Common stock, par value (in usd per share) | $ / shares			$ 0.0001			$ 0.0001	$ 0.0001				$ 0.0001
Accumulated deficit			$ 401,405			$ 376,797	$ 325,268
Net loss			24,608	$ 11,657		51,529	31,545	$ 10,019
Net cash outflows from operations			13,574	9,509		45,226	34,800	29,287
Cash			8,988			7,065	9,483
Working capital deficit			(3,200)			(1,900)
Gross proceeds received from Business Combination		$ 49,000
Debt payments			881	13		21,511	31	0
Payment of merger transactions costs, including costs paid on behalf of related party		14,200
ELOC, right to sell common stock									$ 35,000	$ 150,000	$ 150,000
ELOC, ownership restriction percentage											9.90%
ELOC, floor stock price (in usd per share) | $ / shares											$ 1
ELOC, proceeds from share issuance, cumulative						$ 4,200
Cap on common stock issuable per warrant						0.361
Number of operating segments | segment						1
Number of reportable segments | segment						1
Foreign currency transaction gain						$ 1,200	600	600
Off-the-shelf software, useful life						3 years
Marketable investments			$ 1,200			$ 1,200	1,200
Warrants, quoted price (in usd per share) | $ / shares			$ 0.07			$ 0.11
Warrants outstanding (in shares) | shares			17,916,609			17,916,609
SR&ED investment tax credit			$ 0	$ 400		$ 100	1,500	2,100
Government assistance, interest benefit						0	7,200	12,000
Advertising costs						$ 800	900	$ 1,000
Subsequent Event
Accounting Policies [Line Items]
ELOC, right to sell common stock									$ 35,000
Board member designated by DCPM
Accounting Policies [Line Items]
Number of board members | segment						1
Board member retained from D-Wave Systems' board
Accounting Policies [Line Items]
Number of board members | segment						3
Independent board members
Accounting Policies [Line Items]
Number of board members | segment						3
Venture Loan | Other notes payable
Accounting Policies [Line Items]
Debt payments		$ 21,800	$ 0			$ 21,808	$ 0
Aggregate principal amount												$ 25,000
Term Loan | Line of Credit | Subsequent Event
Accounting Policies [Line Items]
Aggregate principal amount	$ 50,000
Debt, drawdown fee percentage	2.00%
Interest rate	10.00%
Debt, interest rate, payable in kind	11.00%
Debt, premium payment, percentage of amount prepaid from common stock issuance proceeds	10.00%
Term Loan | Line of Credit | Subsequent Event | Debt Instrument, Repayment Period One
Accounting Policies [Line Items]
Debt, prepayment premium, percentage	3.00%
Term Loan | Line of Credit | Subsequent Event | Debt Instrument, Repayment Period Two
Accounting Policies [Line Items]
Debt, prepayment premium, percentage	2.00%
Term Loan | Line of Credit | Subsequent Event | Debt Instrument, Repayment Period Three
Accounting Policies [Line Items]
Debt, prepayment premium, percentage	1.00%
Term Loan | Line of Credit | Subsequent Event | Debt Instrument, Tranche One
Accounting Policies [Line Items]
Aggregate principal amount	$ 15,000
Term Loan | Line of Credit | Subsequent Event | Debt Instrument, Tranche Two
Accounting Policies [Line Items]
Aggregate principal amount	15,000
Term Loan | Line of Credit | Subsequent Event | Debt Instrument, Tranche Three
Accounting Policies [Line Items]
Aggregate principal amount	20,000
Debt, subject to closing non-dilutive financing, amount	$ 25,000
ELOC
Accounting Policies [Line Items]
Issuance of stock (in shares) | shares		127,180
ELOC | Subsequent Event
Accounting Policies [Line Items]
Issuance of stock (in shares) | shares					13,239,654
ELOC | Purchase Agreement
Accounting Policies [Line Items]
Issuance of stock (in shares) | shares						1,878,806
D-Wave Systems Existing Stockholders
Accounting Policies [Line Items]
Voting interest						91.00%